Restatement of Previously Issued Financial Statements - Summary of Restatement of Balance Sheet ,Statement of Operations and Cash Flow Statement (Detail) - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 15, 2020	Jul. 31, 2020
Balance Sheet
Total assets	$ 177,701,799	$ 177,701,799	$ 176,264,114
Liabilities and Stockholders' Equity:
Total Liabilities	23,222,304	23,222,304	26,662,982
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	175,950,000	175,950,000	175,950,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(21,470,936)	(21,470,936)	(26,349,299)
Total stockholders' equity (deficit)	(21,470,505)	(21,470,505)	(26,348,868)		$ 0
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	177,701,799	177,701,799	176,264,114
Statement of Operations
Net loss	(2,958,534)	(2,958,534)	(4,878,363)
Class A Common Stock
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	175,950,000	175,950,000	175,950,000
Stockholders' Deficit:
Common stock
Statement of Operations
Net loss		$ (1,043,325)	(3,902,690)
Weighted average shares outstanding		2,079,787
Basic and diluted earnings per share		$ (0.50)
Class B Common Stock
Stockholders' Deficit:
Common stock	431	$ 431	431
Statement of Operations
Net loss		$ (1,915,209)	$ (975,673)
Weighted average shares outstanding		3,817,819
Basic and diluted earnings per share		$ (0.50)
Previously Reported [Member]
Balance Sheet
Total assets	177,701,799	$ 177,701,799		$ 178,262,938
Liabilities and Stockholders' Equity:
Total Liabilities	23,222,304	23,222,304		21,335,781
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	149,479,490	149,479,490		151,927,148
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	7,957,848	7,957,848		5,510,215
Accumulated deficit	(2,958,534)	(2,958,534)		(510,872)
Total stockholders' equity (deficit)	5,000,005	5,000,005		5,000,009
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	177,701,799	177,701,799		178,262,938
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption		165,443,398
Change in value of Class A common stock subject to possible redemption		(15,963,908)
Previously Reported [Member] | Class A Common Stock
Stockholders' Deficit:
Common stock	260	260		235
Statement of Operations
Net loss		$ (2,958,534)
Weighted average shares outstanding		17,250,000
Basic and diluted earnings per share		$ 0.00
Previously Reported [Member] | Class B Common Stock
Stockholders' Deficit:
Common stock	431	$ 431		431
Statement of Operations
Net loss		$ (2,958,534)
Weighted average shares outstanding		3,817,819
Basic and diluted earnings per share		$ (0.77)
Adjustment [Member]
Balance Sheet
Total assets	0	$ 0		0
Liabilities and Stockholders' Equity:
Total Liabilities	0	0		0
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	26,470,510	26,470,510		24,022,852
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	(7,957,848)	(7,957,848)		(5,510,215)
Accumulated deficit	(18,512,402)	(18,512,402)		(18,512,402)
Total stockholders' equity (deficit)	(26,470,510)	(26,470,510)		(24,022,852)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	0	0		0
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption		(165,443,398)
Change in value of Class A common stock subject to possible redemption		15,963,908
Adjustment [Member] | Class A Common Stock
Stockholders' Deficit:
Common stock	(260)	(260)		(235)
Additional paid-in capital	5,500,000	5,500,000
Accumulated deficit	18,500,000	$ 18,500,000
Statement of Operations
Weighted average shares outstanding		(15,170,213)
Basic and diluted earnings per share		$ (0.50)
Adjustment [Member] | Class B Common Stock
Stockholders' Deficit:
Common stock	0	$ 0		0
Statement of Operations
Weighted average shares outstanding		0
Basic and diluted earnings per share		$ 0.27
Restated Balance [Member]
Balance Sheet
Total assets	177,701,799	$ 177,701,799		178,262,938
Liabilities and Stockholders' Equity:
Total Liabilities	23,222,304	23,222,304		21,335,781
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	175,950,000	175,950,000		175,950,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	0	0		0
Accumulated deficit	(21,470,936)	(21,470,936)		(19,023,274)
Total stockholders' equity (deficit)	(21,470,505)	(21,470,505)		(19,022,843)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	177,701,799	177,701,799		178,262,938
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption		0
Change in value of Class A common stock subject to possible redemption		0
Restated Balance [Member] | Class A Common Stock
Stockholders' Deficit:
Common stock
Statement of Operations
Net loss		$ (2,958,534)
Weighted average shares outstanding		2,079,787
Basic and diluted earnings per share		$ (0.50)
Restated Balance [Member] | Class B Common Stock
Stockholders' Deficit:
Common stock	$ 431	$ 431		$ 431
Statement of Operations
Net loss		$ (2,958,534)
Weighted average shares outstanding		3,817,819
Basic and diluted earnings per share		$ (0.50)